Employee benefits (Details 7) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Actuarial assumption of discount rates [member]
Employee benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 2,436	$ (1,576)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	(1,991)	1,773
Actuarial assumption of employee turnover rate [Member]
Employee benefits [Line Items]
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	281	(207)
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (252)	$ 231